Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 92.04%
ASSET-BACKED SECURITIES — 5.54%**
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
1.28%	12/27/44	[1,2]	$692,357	$662,838
AMMC CLO 19 Ltd., Series 2016-19A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
2.36%	10/16/28	[1,2,3]	920,000	905,319
Barings CLO Ltd., Series 2013-IA,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.94%	01/20/28	[1,2,3]	1,243,363	1,232,132
Barings CLO Ltd., Series 2016-2A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
2.22%	07/20/28	[1,2,3]	50,000	49,602
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.74%	01/25/35	[1,2]	347,090	321,944
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
1.56%	02/25/35	[1]	650,000	623,052
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
1.16%	02/25/30	[1]	24,338	24,067
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
1.99%	10/27/36	[1]	1,030,000	971,683
CIT Education Loan Trust, Series 2007-1,
Class A
(LIBOR USD 3-Month plus 0.09%)
0.39%	03/25/42	[1,2]	248,799	220,580
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH1, Class M5
(LIBOR USD 1-Month plus 0.78%)
0.96%	01/25/36	[1]	2,000,000	1,891,235
Corevest American Finance Trust,
Series 2019-1, Class XA (IO)
2.35%	03/15/52	[2,4]	5,925,756	473,927
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
2.12%	04/15/29	[1,2,3]	1,785,000	1,752,281
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
1.64%	04/25/35	[1]	253,978	247,755

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GCO Education Loan Funding Trust II,
Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
0.83%	08/27/46	[1,2]	$769,270	$713,586
Global SC Finance II SRL, Series 2014-1A,
Class A2 (Barbados)
3.09%	07/17/29	[2,3]	683,958	672,067
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
1.41%	05/25/34	[1,2]	1,037,273	1,027,861
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73	[2]	427,244	476,083
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61%	01/17/73	[2]	804,269	871,070
LCM XVIII LP, Series 19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
2.46%	07/15/27	[1,2,3]	50,000	49,438
LCM XX LP, Series 20A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
2.18%	10/20/27	[1,2,3]	1,700,000	1,675,573
Magnetite XVIII Ltd., Series 2016-18A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.47%	11/15/28	[1,2,3]	50,000	49,204
Navient Student Loan Trust, Series 2014-1,
Class A3
(LIBOR USD 1-Month plus 0.51%)
0.69%	06/25/31	[1]	707,151	679,568
Navient Student Loan Trust, Series 2014-2,
Class A
(LIBOR USD 1-Month plus 0.64%)
0.82%	03/25/83	[1]	65,265	60,182
Navient Student Loan Trust, Series 2014-3,
Class A
(LIBOR USD 1-Month plus 0.62%)
0.80%	03/25/83	[1]	1,768,158	1,669,300
Navient Student Loan Trust, Series 2014-4,
Class A
(LIBOR USD 1-Month plus 0.62%)
0.80%	03/25/83	[1]	1,613,721	1,479,975
Navient Student Loan Trust, Series 2016-2A, Class A3
(LIBOR USD 1-Month plus 1.50%)
1.68%	06/25/65	[1,2]	1,640,000	1,631,027
Nelnet Student Loan Trust, Series 2014-4A,
Class A2
(LIBOR USD 1-Month plus 0.95%)
1.13%	11/25/48	[1,2]	1,370,000	1,213,429

June 2020 / 1

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Northstar Education Finance, Inc.,
Series 2007-1, Class A2
(LIBOR USD 3-Month plus 0.75%)
1.64%	01/29/46	[1]	$61,743	$60,645
OCP CLO Ltd., Series 2020-19A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
2.07%	07/20/31	[1,2,3]	1,850,000	1,853,714
Recette CLO Ltd., Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
2.06%	10/20/27	[1,2,3]	1,257,795	1,242,475
SLC Student Loan Trust I, Series 2002-2,
Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[1,2]	600,000	532,380
SLC Student Loan Trust, Series 2004-1,
Class B
(LIBOR USD 3-Month plus 0.29%)
0.68%	08/15/31	[1]	141,275	119,982
SLC Student Loan Trust, Series 2008-1,
Class A4A
(LIBOR USD 3-Month plus 1.60%)
1.91%	12/15/32	[1]	307,059	307,532
SLM Student Loan Trust, Series 2004-2,
Class B
(LIBOR USD 3-Month plus 0.47%)
1.46%	07/25/39	[1]	175,049	156,184
SLM Student Loan Trust, Series 2006-2,
Class A6
(LIBOR USD 3-Month plus 0.17%)
1.16%	01/25/41	[1]	83,078	76,599
SLM Student Loan Trust, Series 2006-8,
Class A6
(LIBOR USD 3-Month plus 0.16%)
1.15%	01/25/41	[1]	1,025,000	949,795
SLM Student Loan Trust, Series 2008-2,
Class A3
(LIBOR USD 3-Month plus 0.75%)
1.74%	04/25/23	[1]	3,844,647	3,587,883
SLM Student Loan Trust, Series 2008-2,
Class B
(LIBOR USD 3-Month plus 1.20%)
2.19%	01/25/83	[1]	185,000	156,806
SLM Student Loan Trust, Series 2008-3,
Class B
(LIBOR USD 3-Month plus 1.20%)
2.19%	04/26/83	[1]	185,000	168,091
SLM Student Loan Trust, Series 2008-4,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	04/25/73	[1]	185,000	161,092

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-5,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	07/25/73	[1]	$2,235,000	$1,836,091
SLM Student Loan Trust, Series 2008-6,
Class A4
(LIBOR USD 3-Month plus 1.10%)
2.09%	07/25/23	[1]	2,044,777	1,947,947
SLM Student Loan Trust, Series 2008-6,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	07/26/83	[1]	185,000	154,514
SLM Student Loan Trust, Series 2008-7,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	07/26/83	[1]	185,000	162,655
SLM Student Loan Trust, Series 2008-8,
Class B
(LIBOR USD 3-Month plus 2.25%)
3.24%	10/25/75	[1]	185,000	179,056
SLM Student Loan Trust, Series 2008-9,
Class A
(LIBOR USD 3-Month plus 1.50%)
2.49%	04/25/23	[1]	744,533	728,619
SLM Student Loan Trust, Series 2008-9,
Class B
(LIBOR USD 3-Month plus 2.25%)
3.24%	10/25/83	[1]	1,885,000	1,797,575
SLM Student Loan Trust, Series 2009-3,
Class A
(LIBOR USD 1-Month plus 0.75%)
0.93%	01/25/45	[1,2]	3,266,356	2,973,848
SLM Student Loan Trust, Series 2011-2,
Class A2
(LIBOR USD 1-Month plus 1.20%)
1.38%	10/25/34	[1]	500,000	488,239
SLM Student Loan Trust, Series 2012-7,
Class A3
(LIBOR USD 1-Month plus 0.65%)
0.83%	05/26/26	[1]	656,722	602,807
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/46	[2]	501,450	561,733
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
2.35%	07/17/28	[1,2,3]	10,000	9,879

2 / June 2020

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Treman Park CLO Ltd., Series 2015-1A,
Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 1.07%)
2.21%	10/20/28	[1,2,3]	$50,000	$49,169

Total Asset-Backed Securities
(Cost $44,424,872)				42,510,088

BANK LOANS — 1.29%*
Automotive — 0.02%
Panther BF Aggregator 2 LP
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.68%	04/30/26	[1]	198,500	189,816

Communications — 0.42%
CenturyLink, Inc.,
Term Loan A, 1st Lien
(LIBOR plus 2.00%)
2.18%	01/31/25	[1]	243,750	234,000
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.43%	03/15/27	[1]	348,250	329,556
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.93%	02/01/27	[1]	99,499	96,023
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.43%	01/15/26	[1]	355,500	337,885
Frontier Communications Corp.,
Term Loan B, 1st Lien
(PRIME plus 2.75%)
6.00%	06/17/24	[1]	1,740	1,702
(LIBOR plus 3.75%)
5.35%	06/17/24	[1]	520,575	509,140
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
8.63%	01/02/24	[1,3]	225,000	225,633
Intelsat Jackson Holdings,
Delayed-Draw Term Loan, 1st Lien
(Luxembourg)
(LIBOR plus 5.50%)
6.50%	07/13/21	[1,3,5]	24,250	24,682
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.93%	03/01/27	[1]	400,000	379,572
T-Mobile USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.18%	04/01/27	[1]	635,000	634,711

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.18%	03/09/27	[1]	$498,750	$475,034

				3,247,938

Consumer Discretionary — 0.05%
Reynolds Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.92%	02/06/23	[1]	433,156	414,933

Electric — 0.02%
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.93%	12/31/25	[1]	112,270	108,631
1.94%	12/31/25	[1]	26,963	26,089

				134,720

Finance — 0.20%
Avolon TLB Borrower 1 US LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.50%	01/15/25	[1]	52,744	49,279
Delos Finance SARL,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.06%	10/06/23	[1]	1,556,095	1,494,334

				1,543,613

Food — 0.04%
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00%	08/03/25	[1]	80,795	78,210
3.01%	08/03/25	[1]	217,701	210,735

				288,945

Gaming — 0.01%
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.18%	12/27/24	[1]	53,894	52,370

Health Care — 0.20%
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50%	03/01/24	[1]	343,450	331,070

June 2020 / 3

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.75%	02/04/27	[1]	$950,000	$908,437
Gentiva Health Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.44%	07/02/25	[1]	29,551	28,738
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.11%	11/15/27	[1]	99,500	96,074
MPH Acquisition Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.20%	06/07/23	[1]	166,103	158,398

				1,522,717

Industrials — 0.10%
Berry Plastics Group, Inc.,
Term Loan Y, 1st Lien
(LIBOR plus 2.00%)
2.18%	07/01/26	[1]	545,992	523,506
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.43%	05/30/25	[1]	296,495	267,842

				791,348

Information Technology — 0.06%
Broadcom, Inc.,
Delayed-Draw Term Loan A3
(LIBOR plus 1.13%)
1.30%	11/04/22	[1]	312,500	311,523
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/16/25	[1]	92,004	88,425
SS&C Technologies, Inc.,
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/16/25	[1]	64,639	62,124

				462,072

Real Estate Investment Trust (REIT) — 0.14%
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.94%	12/20/24	[1]	1,125,000	1,051,526

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Services — 0.02%
GFL Environmental, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.00%	05/30/25	[1]	$154,731	$150,862

Transportation — 0.01%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.93%	01/29/27	[1]	75,000	57,600

Total Bank Loans
(Cost $9,894,185)				9,908,460

CORPORATES — 34.65%*
Automotive — 0.12%
General Motors Co.
4.88%	10/02/23		845,000	902,075

Banking — 4.50%
Bank of America Corp.
2.59%	04/29/31	[4]	720,000	764,015
3.00%	12/20/23	[4]	3,721,000	3,910,442
Bank of America Corp. (MTN)
2.50%	02/13/31	[4]	1,235,000	1,294,836
3.09%	10/01/25	[4]	152,000	164,539
3.56%	04/23/27	[4]	605,000	675,587
3.97%	03/05/29	[4]	40,000	46,097
Bank of New York Mellon Corp. (The) (MTN)
2.50%	04/15/21		1,076,000	1,092,879
2.60%	02/07/22		665,000	685,840
3.25%	09/11/24		365,000	402,215
Fifth Third Bancorp
2.55%	05/05/27		910,000	976,381
JPMorgan Chase & Co.
2.01%	03/13/26	[4]	1,945,000	2,019,003
2.52%	04/22/31	[4]	2,145,000	2,270,280
3.20%	06/15/26		715,000	794,243
3.96%	01/29/27	[4]	50,000	56,996
4.02%	12/05/24	[4]	1,820,000	2,006,417
4.49%	03/24/31	[4]	1,485,000	1,819,603
Lloyds Banking Group PLC
(United Kingdom)
3.87%	07/09/25	[3,4]	3,020,000	3,284,359
3.90%	03/12/24	[3]	355,000	389,027
Santander UK Group Holdings PLC
(United Kingdom)
2.88%	10/16/20	[3]	1,065,000	1,072,679
4.80%	11/15/24	[3,4]	795,000	880,384
Santander UK PLC (United Kingdom)
5.00%	11/07/23	[2,3]	330,000	360,588

4 / June 2020

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Wells Fargo & Co. (MTN)
2.39%	06/02/28	[4]	$885,000	$915,268
2.57%	02/11/31	[4]	2,435,000	2,549,849
2.88%	10/30/30	[4]	3,815,000	4,081,824
3.58%	05/22/28	[4]	1,810,000	2,010,109

				34,523,460

Communications — 3.44%
AT&T, Inc.
3.40%	05/15/25		325,000	357,392
3.55%	06/01/24		800,000	876,527
3.60%	07/15/25		1,155,000	1,281,898
3.88%	01/15/26		1,530,000	1,725,027
4.10%	02/15/28		50,000	57,235
4.35%	03/01/29		40,000	46,642
(LIBOR USD 3-Month plus 1.18%)
1.50%	06/12/24	[1]	1,200,000	1,204,572
CCO Holdings LLC/CCO Holdings
Capital Corp.
4.50%	08/15/30	[2]	824,000	848,720
Charter Communications Operating LLC/
Charter Communications Operating Capital
4.91%	07/23/25		500,000	576,190
Comcast Corp.
1.95%	01/15/31		1,315,000	1,341,490
2.75%	03/01/23		45,000	47,812
CSC Holdings LLC
5.38%	02/01/28	[2]	65,000	68,114
5.50%	05/15/26	[2]	350,000	360,246
6.50%	02/01/29	[2]	43,000	47,112
Fox Corp.
3.50%	04/08/30		1,500,000	1,678,465
Intelsat Jackson Holdings SA (Luxembourg)[6]
8.50%	10/15/24	[2,3,7]	1,003,000	613,084
9.75%	07/15/25	[2,3,7]	585,000	360,329
Level 3 Financing, Inc.
4.63%	09/15/27	[2]	196,000	198,028
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[2]	750,000	748,015
SES SA (Luxembourg)
3.60%	04/04/23	[2,3]	1,500,000	1,553,089
Sirius XM Radio, Inc.
3.88%	08/01/22	[2]	219,000	221,214
Sprint Corp.
7.88%	09/15/23		65,000	73,287
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	1,197,500	1,216,576
4.74%	03/20/25	[2]	780,000	849,315
5.15%	03/20/28	[2]	785,000	905,545

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Time Warner Cable LLC
4.00%	09/01/21		$50,000	$51,342
T-Mobile USA, Inc.
2.55%	02/15/31	[2]	740,000	744,455
3.88%	04/15/30	[2]	1,500,000	1,672,253
4.50%	02/01/26		172,000	175,629
6.00%	03/01/23		280,000	281,644
6.00%	04/15/24		293,000	300,271
6.50%	01/15/24		367,000	374,193
ViacomCBS, Inc.
3.70%	08/15/24		180,000	195,756
4.20%	05/19/32		1,000,000	1,117,912
Virgin Media Secured Finance PLC
(United Kingdom)
5.50%	05/15/29	[2,3]	65,000	68,042
Vodafone Group PLC (United Kingdom)
4.13%	05/30/25	[3]	475,000	537,615
4.38%	05/30/28	[3]	780,000	928,291
Walt Disney Co. (The)
2.00%	09/01/29		1,385,000	1,412,487
2.65%	01/13/31		1,200,000	1,277,062

				26,392,876

Consumer Discretionary — 1.25%
Anheuser-Busch InBev Worldwide, Inc.
3.50%	06/01/30		1,090,000	1,228,175
4.38%	04/15/38		725,000	824,303
4.75%	01/23/29		730,000	882,675
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[2,3]	605,000	685,182
BAT Capital Corp.
2.76%	08/15/22		755,000	782,083
3.46%	09/06/29		770,000	820,811
4.39%	08/15/37		830,000	906,705
Colt Merger Sub, Inc.
6.25%	07/01/25	[2]	230,000	229,506
Reckitt Benckiser Treasury Services PLC
(United Kingdom)
2.75%	06/26/24	[2,3]	1,595,000	1,696,998
Reynolds American, Inc.
4.45%	06/12/25		365,000	411,525
5.70%	08/15/35		940,000	1,160,754

				9,628,717

Electric — 2.10%
AEP Texas, Inc.
3.85%	10/01/25	[2]	1,150,000	1,276,393
Consolidated Edison Co. of New York, Inc.,
Series 20A
3.35%	04/01/30		1,395,000	1,587,502

June 2020 / 5

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Dominion Energy, Inc., Series A
3.30%	03/15/25		$3,035,000	$3,313,659
Duke Energy Corp.
2.65%	09/01/26		30,000	32,576
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[2]	395,000	416,848
Entergy Corp.
4.00%	07/15/22		955,000	1,017,642
Entergy Mississippi LLC
3.10%	07/01/23		1,435,000	1,522,719
Evergy Metro, Inc.
3.65%	08/15/25		640,000	722,038
Evergy Missouri West, Inc.
8.27%	11/15/21		1,995,000	2,177,231
Metropolitan Edison Co.
4.00%	04/15/25	[2]	770,000	863,276
MidAmerican Energy Co.
3.10%	05/01/27		45,000	50,625
Public Service Co. of New Mexico
3.85%	08/01/25		1,405,000	1,547,127
Southwestern Electric Power Co.
3.55%	02/15/22		955,000	986,721
Tucson Electric Power Co.
3.85%	03/15/23		595,000	631,459

				16,145,816

Energy — 3.62%
BP Capital Markets America, Inc.
3.63%	04/06/30		1,000,000	1,137,030
Brooklyn Union Gas Co. (The)
3.41%	03/10/26	[2]	2,555,000	2,806,655
Canadian Natural Resources Ltd.
(Canada)
3.85%	06/01/27	[3]	8,000	8,586
Cheniere Energy Partners LP
5.25%	10/01/25		65,000	64,851
Chevron Corp.
2.24%	05/11/30		1,000,000	1,052,075
Concho Resources, Inc.
3.75%	10/01/27		30,000	31,979
Energy Transfer Operating LP
3.75%	05/15/30		385,000	383,691
4.05%	03/15/25		2,000,000	2,127,658
5.50%	06/01/27		71,000	79,248
5.88%	01/15/24		1,000,000	1,115,480
Energy Transfer Partners LP/Regency
Energy Finance Corp.
5.00%	10/01/22		130,000	138,371

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
EQT Corp.
3.90%	10/01/27		$170,000	$138,806
Exxon Mobil Corp.
2.61%	10/15/30		3,600,000	3,863,323
3.48%	03/19/30		195,000	222,376
NiSource, Inc.
2.65%	11/17/22		970,000	1,014,058
Petroleos Mexicanos (Mexico)
2.00%	12/20/22	[3]	750,000	762,293
5.95%	01/28/31	[2,3]	2,360,000	1,947,826
6.63%	06/15/35	[3]	1,780,000	1,452,836
Plains All American Pipeline LP/PAA
Finance Corp.
4.65%	10/15/25		780,000	841,136
Range Resources Corp.
4.88%	05/15/25		134,000	101,334
Rockies Express Pipeline LLC
4.80%	05/15/30	[2]	400,000	373,520
4.95%	07/15/29	[2]	1,000,000	932,842
Ruby Pipeline LLC
7.00%	04/01/22	[2]	664,773	623,078
Sabine Pass Liquefaction LLC
5.75%	05/15/24		1,081,000	1,223,138
Shell International Finance BV (Netherlands)
2.38%	11/07/29	[3]	585,000	615,033
Spectra Energy Partners LP
4.75%	03/15/24		1,500,000	1,676,977
Sunoco Logistics Partners Operations LP
3.45%	01/15/23		105,000	108,645
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
6.88%	01/15/29		119,000	124,882
TC PipeLines LP
4.65%	06/15/21		2,030,000	2,078,252
USA Compression Partners LP/USA
Compression Finance Corp.
6.88%	04/01/26		60,000	58,115
6.88%	09/01/27		181,000	173,027
Williams Cos., Inc. (The)
3.35%	08/15/22		480,000	497,952

				27,775,073

Entertainment — 0.02%
Live Nation Entertainment, Inc.
4.75%	10/15/27	[2]	227,000	195,811

Finance — 5.54%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.50%	05/26/22	[3]	355,000	350,833
3.65%	07/21/27	[3]	355,000	314,521

6 / June 2020

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
3.95%	02/01/22	[3]	$160,000	$160,122
4.45%	12/16/21	[3]	750,000	757,600
Air Lease Corp.
2.25%	01/15/23		1,000,000	989,257
3.25%	03/01/25		820,000	820,966
3.25%	10/01/29		525,000	502,061
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.88%	02/15/25	[2,3]	1,160,000	978,769
5.13%	10/01/23	[2,3]	75,000	69,465
5.25%	05/15/24	[2,3]	95,000	86,980
Citigroup, Inc.
2.57%	06/03/31	[4]	1,235,000	1,278,988
4.41%	03/31/31	[4]	985,000	1,170,143
Daimler Finance North America LLC
2.20%	10/30/21	[2]	760,000	770,462
3.00%	02/22/21	[2]	30,000	30,366
(LIBOR USD 3-Month plus 0.90%)
1.29%	02/15/22	[1,2]	1,900,000	1,877,890
Durrah MSN 35603 (Cayman Islands)
1.68%	01/22/25	[3]	2,679,943	2,730,238
Ford Motor Credit Co. LLC
2.34%	11/02/20		1,095,000	1,090,894
3.20%	01/15/21		2,500,000	2,475,000
3.22%	01/09/22		500,000	488,855
3.34%	03/28/22		40,000	38,967
3.81%	10/12/21		385,000	382,709
(LIBOR USD 3-Month plus 0.81%)
1.11%	04/05/21	[1]	850,000	818,643
GE Capital Funding LLC
4.40%	05/15/30	[2]	730,000	760,535
GE Capital International Funding Co.
(Ireland)
4.42%	11/15/35	[3]	1,805,000	1,816,805
General Motors Financial Co., Inc.
3.15%	06/30/22		495,000	503,954
3.20%	07/06/21		1,040,000	1,051,705
3.45%	04/10/22		120,000	122,390
3.55%	04/09/21		1,000,000	1,012,150
4.20%	11/06/21		265,000	272,396
4.38%	09/25/21		220,000	226,001
Goldman Sachs Group, Inc. (The)
2.60%	02/07/30		1,130,000	1,189,104
2.75%	09/15/20		1,275,000	1,278,223
3.75%	02/25/26		20,000	22,322
3.80%	03/15/30		775,000	881,513
3.81%	04/23/29	[4]	350,000	397,198
Morgan Stanley (GMTN)
(SOFR Rate plus 0.70%)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
0.77%	01/20/23	[1]	$1,485,000	$1,480,148
Nationwide Building Society
(United Kingdom)
3.62%	04/26/23	[2,3,4]	390,000	405,439
3.77%	03/08/24	[2,3,4]	730,000	769,877
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50%	03/15/23	[2,3]	1,330,000	1,214,100
5.25%	08/15/22	[2,3]	825,000	774,783
5.50%	02/15/24	[2,3]	240,000	219,736
Raymond James Financial, Inc.
3.63%	09/15/26		250,000	278,009
4.65%	04/01/30		1,090,000	1,301,726
5.63%	04/01/24		1,990,000	2,264,714
Safina Ltd. (Cayman Islands)
2.00%	12/30/23	[3]	4,345,622	4,439,774
Sandalwood 2013 LLC
2.90%	07/10/25		1,591,389	1,671,577

				42,537,908

Food — 1.09%
Conagra Brands, Inc.
4.60%	11/01/25		1,400,000	1,615,581
JBS USA LUX SA/JBS USA
Food Co./JBS USA Finance, Inc. (Canada)
5.50%	01/15/30	[2,3]	70,000	71,868
Kraft Heinz Foods Co.
5.00%	07/15/35		5,660,000	6,239,159
6.88%	01/26/39		245,000	305,276
Pilgrim’s Pride Corp.
5.88%	09/30/27	[2]	65,000	65,142
Post Holdings, Inc.
4.63%	04/15/30	[2]	65,000	63,742

				8,360,768

Gaming — 0.12%
Churchill Downs, Inc.
5.50%	04/01/27	[2]	908,000	889,221

Health Care — 5.52%
AbbVie, Inc.
3.20%	11/21/29	[2]	1,960,000	2,165,391
3.60%	05/14/25		1,767,000	1,955,157
3.85%	06/15/24	[2]	1,342,000	1,471,512
Advocate Health & Hospitals Corp.,
Series 2020
2.21%	06/15/30		985,000	1,011,530
Aetna, Inc.
2.80%	06/15/23		50,000	52,659
3.50%	11/15/24		1,250,000	1,356,089

June 2020 / 7

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Alcon Finance Corp.
2.75%	09/23/26	[2]	$2,300,000	$2,477,749
Amgen, Inc.
3.63%	05/15/22		50,000	52,337
Banner Health
2.34%	01/01/30		1,095,000	1,128,758
Bausch Health Cos., Inc. (Canada)
5.75%	08/15/27	[2,3]	294,000	312,319
Baxter International, Inc.
3.95%	04/01/30	[2]	1,000,000	1,186,047
Bayer U.S. Finance II LLC
3.88%	12/15/23	[2]	130,000	142,708
4.25%	12/15/25	[2]	575,000	661,114
4.38%	12/15/28	[2]	2,900,000	3,391,497
5.50%	08/15/25	[2]	1,100,000	1,317,300
Bayer U.S. Finance LLC
3.38%	10/08/24	[2]	1,020,000	1,112,344
Baylor Scott & White Holdings
2.65%	11/15/26		1,530,000	1,607,639
Becton Dickinson and Co.
2.89%	06/06/22		820,000	853,792
3.25%	11/12/20		8,000	8,070
3.36%	06/06/24		1,300,000	1,401,379
Boston Scientific Corp.
2.65%	06/01/30		1,100,000	1,146,816
Centene Corp.
3.38%	02/15/30		333,000	336,646
Cigna Corp.
2.40%	03/15/30		1,580,000	1,641,511
4.13%	11/15/25		2,365,000	2,719,921
CVS Health Corp.
2.88%	06/01/26		50,000	54,208
3.25%	08/15/29		2,890,000	3,199,305
DENTSPLY SIRONA, Inc.
3.25%	06/01/30		1,000,000	1,053,501
Elanco Animal Health, Inc.
4.66%	08/27/21		1,000,000	1,024,375
Encompass Health Corp.
4.75%	02/01/30		328,000	313,794
HCA, Inc.
4.13%	06/15/29		1,145,000	1,265,312
5.00%	03/15/24		815,000	906,009
5.25%	04/15/25		206,000	236,406
5.25%	06/15/26		1,070,000	1,236,984
Hologic, Inc.
4.63%	02/01/28	[2]	60,000	63,150
Humana, Inc.
3.85%	10/01/24		860,000	943,093
3.95%	03/15/27		885,000	1,004,864

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
UnitedHealth Group, Inc.
2.00%	05/15/30		$555,000	$581,827
3.70%	12/15/25		155,000	177,918
Zimmer Biomet Holdings, Inc.
3.55%	03/20/30		765,000	827,870

				42,398,901

Industrials — 1.38%
Amcor Finance USA, Inc.
3.63%	04/28/26		1,950,000	2,124,114
4.50%	05/15/28		30,000	34,529
BAE Systems Holdings, Inc.
3.80%	10/07/24	[2]	630,000	686,424
Berry Global, Inc.
4.88%	07/15/26	[2]	65,000	66,043
Crane Co.
4.45%	12/15/23		1,130,000	1,228,702
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.38%)
0.92%	05/05/26	[1]	1,090,000	956,122
(LIBOR USD 3-Month plus 0.48%)
0.87%	08/15/36	[1]	1,115,000	721,675
General Electric Co., Series A (MTN)
6.75%	03/15/32		250,000	304,396
L3Harris Technologies, Inc.
3.85%	06/15/23		410,000	447,306
Mauser Packaging Solutions Holding Co.
5.50%	04/15/24	[2]	65,000	63,984
PowerTeam Services LLC
9.03%	12/04/25	[2]	685,000	699,040
Sealed Air Corp.
4.00%	12/01/27	[2]	65,000	65,325
5.50%	09/15/25	[2]	600,000	651,720
Sonoco Products Co.
3.13%	05/01/30		900,000	941,409
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.38%	04/30/25	[2,3]	410,000	423,622
Trivium Packaging Finance BV (Netherlands)
5.50%	08/15/26	[2,3]	65,000	66,194
Waste Management, Inc.
3.45%	06/15/29		225,000	231,940
WRKCo, Inc.
4.65%	03/15/26		730,000	850,059

				10,562,604

Information Technology — 1.18%
Apple, Inc.
3.25%	02/23/26		20,000	22,418

8 / June 2020

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)
Broadcom Corp./Broadcom Cayman
Finance Ltd.
3.63%	01/15/24		$1,790,000	$1,926,810
Broadcom, Inc.
3.63%	10/15/24	[2]	695,000	755,331
Change Healthcare Holdings LLC/Change
Healthcare Finance, Inc.
5.75%	03/01/25	[2]	65,000	64,513
Dell International LLC/EMC Corp.
4.42%	06/15/21	[2]	525,000	539,720
Fiserv, Inc.
2.65%	06/01/30		730,000	775,140
Intel Corp.
3.90%	03/25/30		2,565,000	3,114,553
IQVIA, Inc.
5.00%	05/15/27	[2]	224,000	230,160
NXP BV/NXP Funding LLC (Netherlands)
4.63%	06/15/22	[2,3]	1,210,000	1,289,376
Oracle Corp.
2.40%	09/15/23		40,000	41,851
SS&C Technologies, Inc.
5.50%	09/30/27	[2]	323,000	329,200

				9,089,072

Insurance — 1.09%
Aon Corp.
2.80%	05/15/30		1,095,000	1,173,241
Berkshire Hathaway Finance Corp.
1.85%	03/12/30		1,550,000	1,595,744
Berkshire Hathaway, Inc.
3.13%	03/15/26		55,000	61,567
Marsh & McLennan Cos., Inc.
2.25%	11/15/30		1,095,000	1,138,911
Metropolitan Life Global Funding I
2.95%	04/09/30	[2]	1,080,000	1,185,071
Nationwide Mutual Insurance Co.
2.60%	12/15/24	[2,4]	1,212,000	1,207,479
New York Life Global Funding
3.00%	01/10/28	[2]	50,000	55,459
Pricoa Global Funding I
2.55%	11/24/20	[2]	1,945,000	1,961,671

				8,379,143

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials — 0.12%
International Flavors & Fragrances, Inc.
4.45%	09/26/28		$800,000	$911,624

Real Estate Investment Trust (REIT) — 2.12%
American Campus Communities
Operating Partnership LP
3.75%	04/15/23		50,000	51,516
AvalonBay Communities, Inc. (MTN)
2.45%	01/15/31		750,000	799,479
Boston Properties LP
3.25%	01/30/31		725,000	783,544
CC Holdings GS V LLC/Crown Castle
GS III Corp.
3.85%	04/15/23		230,000	248,459
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24		1,450,000	1,525,165
3.45%	11/15/29		1,000,000	1,041,417
GLP Capital LP/GLP Financing II, Inc.
3.35%	09/01/24		1,140,000	1,159,015
5.25%	06/01/25		685,000	748,294
5.38%	11/01/23		30,000	32,077
5.38%	04/15/26		1,373,000	1,503,305
5.75%	06/01/28		325,000	358,997
Healthcare Realty Trust, Inc.
3.75%	04/15/23		25,000	26,046
3.88%	05/01/25		1,400,000	1,503,493
Healthcare Trust of America Holdings LP
3.70%	04/15/23		920,000	963,181
Healthpeak Properties, Inc.
4.25%	11/15/23		29,000	31,599
Piedmont Operating Partnership LP
3.40%	06/01/23		1,210,000	1,230,132
SL Green Operating Partnership LP
3.25%	10/15/22		1,350,000	1,352,697
(LIBOR USD 3-Month plus 0.98%)
1.37%	08/16/21	[1]	1,000,000	985,558
Ventas Realty LP
3.25%	10/15/26		1,155,000	1,189,945
Ventas Realty LP/Ventas Capital Corp.
3.25%	08/15/22		40,000	40,988
Welltower, Inc.
3.75%	03/15/23		640,000	677,913

				16,252,820

Retail — 0.29%
Alimentation Couche-Tard, Inc. (Canada)
2.70%	07/26/22	[2,3]	10,000	10,245
3.55%	07/26/27	[2,3]	640,000	688,270
Rite Aid Corp.
6.13%	04/01/23	[2]	248,000	241,583

June 2020 / 9

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail (continued)
Starbucks Corp.
2.00%	03/12/27		$1,165,000	$1,224,055
Walgreens Boots Alliance, Inc.
3.80%	11/18/24		65,000	71,644

				2,235,797

Services — 0.61%
Emory University, Series 2020
2.14%	09/01/30		1,465,000	1,527,044
IHS Markit Ltd. (Bermuda)
4.13%	08/01/23	[3]	1,245,000	1,363,244
4.75%	02/15/25	[2,3]	1,340,000	1,504,967
Waste Pro USA, Inc.
5.50%	02/15/26	[2]	274,000	262,326

				4,657,581

Transportation — 0.54%
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		368,016	298,976
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98%	04/19/22		1,598,596	1,515,333
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72%	01/02/23		505,464	487,847
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04%	04/01/22		801,293	768,155
U.S. Airways Pass-Through Trust,
Series 2001-1, Class G
7.08%	03/20/21		114,897	112,384
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13%	10/22/23		503,321	420,147
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		344,579	315,976
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63%	06/03/25		298,621	248,445

				4,167,263

Total Corporates
(Cost $254,679,352)				266,006,530

MORTGAGE-BACKED — 21.88%**
Non-Agency Commercial
Mortgage-Backed — 2.60%
Banc of America Merrill Lynch Commercial
Mortgage Trust, Series 2018-PARK, Class A
4.23%	08/10/38	[2,4]	1,095,000	1,277,443

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
BX Trust, Series 2019-OC11, Class A
3.20%	12/09/41	[2]	$375,000	$393,673
CALI Mortgage Trust, Series 2019-101C,
Class A
3.96%	03/10/39	[2]	805,000	925,419
Century Plaza Towers, Series 2019-CPT,
Class A
2.87%	11/13/39	[2]	715,000	783,296
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.62%	02/10/49		3,250,000	3,594,100
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A4
3.31%	04/10/49		1,000,000	1,092,355
Commercial Mortgage Trust,
Series 2014-UBS2, Class XA (IO)
1.33%	03/10/47	[4]	24,724,043	831,932
Commercial Mortgage Trust,
Series 2016-787S, Class A
3.55%	02/10/36	[2]	1,225,000	1,332,099
DC Office Trust, Series 2019-MTC, Class A
2.97%	09/15/45	[2]	765,000	829,421
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23%	07/10/39	[2]	760,000	854,345
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04%	12/10/41	[2,4]	765,000	846,579
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C29, Class XA (IO)
0.84%	05/15/48	[4]	30,959,236	777,838
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2019-OSB,
Class A
3.40%	06/05/39	[2]	740,000	827,400
MKT Mortgage Trust, Series 2020-525M,
Class A
2.69%	02/12/40	[2]	945,000	1,001,697
Natixis Commercial Mortgage Securities
Trust, Series 2020-2PAC, Class A
2.97%	12/15/38	[2]	775,000	804,288
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52%	09/15/54	[2]	960,000	1,023,180
RBS Commercial Funding, Inc., Trust,
Series 2013-GSP, Class A
3.96%	01/15/32	[2,4]	1,170,000	1,111,340
SFAVE Commercial Mortgage Securities
Trust, Series 2015-5AVE, Class A2B
4.14%	01/05/43	[2,4]	105,000	96,520

10 / June 2020

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class XA (IO)
1.35%	02/15/48	[4]	$34,971,714	$1,557,937

				19,960,862

Non-Agency Mortgage-Backed — 6.77%
ACE Securities Corp. Home Equity Loan
Trust, Series 2005-HE2, Class M5
(LIBOR USD 1-Month plus 1.02%)
1.20%	04/25/35	[1]	2,600,000	2,534,611
Amresco Residential Securities Corp.
Mortgage Loan Trust, Series 1998-1,
Class A5 (STEP-reset date 08/25/20)
6.50%	10/25/27		20,259	20,088
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
1.16%	12/25/34	[1]	470,987	448,450
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50%	06/25/32		6,191	6,430
Banc of America Funding Trust,
Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
0.40%	03/27/36	[1,2]	414,177	414,785
Bear Stearns ALT-A Trust, Series 2004-12,
Class 1M1
(LIBOR USD 1-Month plus 0.93%)
1.11%	01/25/35	[1]	3,677,580	3,489,777
Bear Stearns Asset-Backed Securities I
Trust, Series 2005-HE12, Class M2
(LIBOR USD 1-Month plus 0.50%)
0.68%	12/25/35	[1]	1,971,283	1,938,651
Chevy Chase Mortgage Funding LLC,
Mortgage-Backed Certificates,
Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
0.36%	05/25/36	[1,2]	64,669	57,798
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.93%	02/25/34	[4]	7,036	7,020
Conseco Finance Corp., Series 1996-7,
Class M1
7.70%	09/15/26	[4]	116,767	120,934
Conseco Finance Corp., Series 1998-4,
Class A5
6.18%	04/01/30		76,900	76,988
Conseco Finance Corp., Series 1998-6,
Class A8
6.66%	06/01/30	[4]	102,487	104,621

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Finance Home Equity Loan Trust,
Series 2002-C, Class BF2
8.00%	06/15/32	[2,4]	$53,707	$54,365
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-14,
Class 4A1
3.97%	08/25/34	[4]	83,868	77,481
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB3,
Class AF1 (STEP-reset date 08/25/20)
3.38%	12/25/32		686,715	698,843
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB2,
Class AF4 (STEP-reset date 08/25/20)
3.26%	12/25/36		426,800	348,760
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB5,
Class A1
(LIBOR USD 1-Month plus 0.06%)
0.24%	04/25/37	[1]	130,036	89,779
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB5,
Class A3
(LIBOR USD 1-Month plus 0.25%)
0.43%	04/25/37	[1]	1,545,163	1,094,823
First Franklin Mortgage Loan Trust,
Series 2005-FFH4, Class M1
(LIBOR USD 1-Month plus 0.48%)
0.66%	12/25/35	[1]	2,422,145	2,401,130
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A1
3.45%	09/25/34	[4]	93,132	90,257
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
3.05%	08/25/34	[4]	39,934	39,228
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 1.00%)
1.18%	10/25/37	[1]	2,509,643	2,408,992
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
(LIBOR USD 1-Month plus 0.27%)
0.45%	10/25/35	[1]	42,295	42,378
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
0.81%	11/25/35	[1]	405,999	401,016
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
1.04%	09/25/34	[1]	10,882	9,804

June 2020 / 11

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
0.98%	11/25/34	[1]	$32,901	$30,034
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.04%	06/25/37	[4]	743,072	714,013
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1997-1,
Class A3
6.61%	02/25/28		76,745	77,711
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1997-1,
Class A4
6.75%	02/25/28		20,430	20,711
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1998-1,
Class A4
6.49%	09/25/28		91,346	92,817
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
0.47%	07/25/36	[1]	3,745,000	3,619,898
JPMorgan Mortgage Trust, Series 2007-A3,
Class 3A2
3.79%	05/25/37	[4]	178,404	177,206
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.93%	01/25/34	[4]	77,134	78,027
MASTR Adjustable Rate Mortgages Trust,
Series 2004-5, Class 3A1
4.12%	06/25/34	[4]	1,801	1,857
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF2, Class A1
(LIBOR USD 1-Month plus 0.31%)
0.49%	09/25/37	[1]	2,143,226	2,081,406
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
4.46%	10/25/32	[4]	9,877	9,638
MASTR Seasoned Securitization Trust,
Series 2005-1, Class 4A1
4.51%	10/25/32	[4]	22,966	22,391
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
0.36%	06/25/37	[1]	437,575	325,676
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
0.43%	06/25/37	[1]	808,627	651,789

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Mid-State Capital Corp., Series 2004-1,
Class A
6.01%	08/15/37		$245,062	$262,818
Mid-State Capital Corp., Series 2004-1,
Class B
8.90%	08/15/37		336,360	372,288
Mid-State Capital Corp., Series 2004-1,
Class M1
6.50%	08/15/37		240,257	247,648
Mid-State Capital Corp., Series 2005-1,
Class M2
7.08%	01/15/40		432,535	484,941
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		591,879	636,834
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
1.11%	07/25/34	[1]	163,132	157,066
Morgan Stanley ABS Capital I Trust,
Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.30%)
0.48%	12/25/35	[1]	23,255	22,946
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(LIBOR USD 1-Month plus 0.22%)
0.40%	04/25/37	[1]	4,486,108	4,385,884
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.68%)
0.86%	03/25/35	[1]	5,176,559	5,068,766
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.22%)
0.40%	02/25/36	[1]	2,905,446	2,827,646
New York Mortgage Trust, Series 2005-3,
Class A1
(LIBOR USD 1-Month plus 0.48%)
0.66%	02/25/36	[1]	950,194	918,136
Nomura Resecuritization Trust,
Series 2014-7R, Class 2A3
(LIBOR USD 1-Month plus 0.20%)
0.37%	12/26/35	[1,2]	900,822	884,574
Option One Mortgage Loan Trust,
Series 2005-2, Class M1
(LIBOR USD 1-Month plus 0.66%)
0.84%	05/25/35	[1]	133,804	133,248
RBSSP Resecuritization Trust,
Series 2009-12, Class 17A2
3.92%	10/25/35	[2,4]	4,831,035	4,626,248

12 / June 2020

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products Trust,
Series 2003-SL1, Class A41
8.00%	04/25/31		$24,467	$24,846
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A7
7.00%	11/25/31		10,767	11,387
Residential Asset Mortgage Products Trust,
Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.60%)
0.78%	01/25/36	[1]	1,879,708	1,867,586
Residential Asset Securities Corp.,
Series 2005-AHL3, Class A3
(LIBOR USD 1-Month plus 0.34%)
0.52%	11/25/35	[1]	55,414	52,583
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
3.89%	12/25/34	[4]	17,848	17,044
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-15, Class A
3.81%	10/25/34	[4]	927,350	886,620
Structured Asset Mortgage Investments II
Trust, Series 2005-AR1, Class A1
(LIBOR USD 1-Month plus 0.48%)
0.67%	04/19/35	[1]	581,747	560,720
Structured Asset Mortgage Investments II
Trust, Series 2005-AR8, Class A2
(Federal Reserve US 12-Month Cumulative
Average plus 1.48%)
3.63%	02/25/36	[1]	510,878	481,664
Structured Asset Mortgage Investments II
Trust, Series 2006-AR3, Class 22A1
3.44%	05/25/36	[4]	2,115,036	1,375,542
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A3
(LIBOR USD 1-Month plus 0.78%)
0.96%	10/25/45	[1]	822,552	807,317

				51,994,535

U.S. Agency Commercial
Mortgage-Backed — 0.80%
Fannie Mae-Aces, Series 2015-M4,
Class X2 (IO)
0.48%	07/25/22	[4]	84,639,879	411,130
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K021,
Class A2
2.40%	06/25/22		105,000	108,239
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K158,
Class A3
3.90%	10/25/33	[4]	1,250,000	1,536,815

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K159,
Class A3
3.95%	11/25/33	[4]	$3,265,000	$4,046,528

				6,102,712

U.S. Agency Mortgage-Backed — 11.71%
Fannie Mae Pool 253974
7.00%	08/01/31		1,391	1,569
Fannie Mae Pool 254232
6.50%	03/01/22		1,052	1,087
Fannie Mae Pool 527247
7.00%	09/01/26		18	19
Fannie Mae Pool 545191
7.00%	09/01/31		692	798
Fannie Mae Pool 545646
7.00%	09/01/26		10	11
Fannie Mae Pool 549740
6.50%	10/01/27		3,819	4,251
Fannie Mae Pool 606108
7.00%	03/01/31		374	378
Fannie Mae Pool 630599
7.00%	05/01/32		3,383	3,964
Fannie Mae Pool 655928
7.00%	08/01/32		2,642	3,195
Fannie Mae Pool 735207
7.00%	04/01/34		1,059	1,263
Fannie Mae Pool 735686
6.50%	12/01/22		312	321
Fannie Mae Pool 735861
6.50%	09/01/33		64,698	72,402
Fannie Mae Pool 764388
(LIBOR USD 6-Month plus 1.40%)
3.19%	03/01/34	[1]	25,692	25,970
Fannie Mae Pool 776708
5.00%	05/01/34		102,872	118,221
Fannie Mae Pool 817611
(LIBOR USD 6-Month plus 1.58%)
2.95%	11/01/35	[1]	6,300	6,388
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.59%)
3.59%	12/01/35	[1]	8,623	8,680
Fannie Mae Pool 889125
5.00%	12/01/21		105	105
Fannie Mae Pool 889184
5.50%	09/01/36		86,875	99,716
Fannie Mae Pool 890221
5.50%	12/01/33		132,562	154,802

June 2020 / 13

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 918445
(LIBOR USD 12-Month plus 1.57%)
3.57%	05/01/37	[1]	$508	$531
Fannie Mae Pool 939419
(LIBOR USD 12-Month plus 1.27%)
3.02%	05/01/37	[1]	22,488	22,809
Fannie Mae Pool AL0209
4.50%	05/01/41		341,866	388,845
Fannie Mae Pool AM8645
2.69%	05/01/27		98,664	107,965
Fannie Mae Pool AN2786
2.76%	09/01/36		49,400	55,456
Fannie Mae Pool BL0661
3.99%	11/01/33		3,488,927	4,137,305
Fannie Mae Pool BL6060
2.46%	04/01/40		1,160,000	1,233,719
Fannie Mae Pool CA1710
4.50%	05/01/48		28,751	30,968
Fannie Mae Pool CA1711
4.50%	05/01/48		2,043,962	2,201,566
Fannie Mae Pool CA2208
4.50%	08/01/48		28,195	30,299
Fannie Mae Pool FM2318
3.50%	09/01/49		5,917,880	6,392,521
Fannie Mae Pool FN0039
3.18%	09/01/27	[4]	36,170	40,743
Fannie Mae Pool MA1527
3.00%	08/01/33		26,213	27,958
Fannie Mae Pool MA1561
3.00%	09/01/33		1,438,421	1,534,207
Fannie Mae Pool MA1608
3.50%	10/01/33		1,303,187	1,395,387
Fannie Mae Pool MA3427
4.00%	07/01/33		26,169	27,684
Fannie Mae Pool MA3537
4.50%	12/01/48		2,416,110	2,595,614
Fannie Mae Pool MA3811
3.00%	10/01/49		2,976,698	3,086,175
Fannie Mae REMICS, Series 1993-80,
Class S
(-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)
10.65%	05/25/23	[1]	1,507	1,684
Fannie Mae REMICS, Series 2001-52,
Class YZ
6.50%	10/25/31		126,855	150,555
Fannie Mae REMICS, Series 2003-124,
Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80%	01/25/34	[1]	4,420	5,402

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2007-64,
Class FA
(LIBOR USD 1-Month plus 0.47%)
0.65%	07/25/37	[1]	$61,012	$61,281
Fannie Mae REMICS, Series 2008-50,
Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
5.87%	11/25/36	[1]	1,054,713	234,227
Fannie Mae REMICS, Series 2018-38,
Class PA
3.50%	06/25/47		15,671	16,459
Fannie Mae REMICS, Series 2018-43,
Class CT
3.00%	06/25/48		801,940	826,443
Fannie Mae REMICS, Series 2018-55,
Class PA
3.50%	01/25/47		155,130	161,856
Fannie Mae REMICS, Series 2018-86,
Class JA
4.00%	05/25/47		971,431	1,017,316
Fannie Mae Trust, Series 2003-W6,
Class 5T (IO)
(-1.00 X LIBOR USD 1-Month plus 8.15%, 8.15% Cap)
0.55%	09/25/42	[1]	9,613,712	148,557
Freddie Mac Gold Pool A25162
5.50%	05/01/34		112,464	130,514
Freddie Mac Gold Pool A33262
5.50%	02/01/35		34,481	39,940
Freddie Mac Gold Pool A68781
5.50%	10/01/37		6,985	8,059
Freddie Mac Gold Pool C03813
3.50%	04/01/42		937,041	1,023,363
Freddie Mac Gold Pool C90504
6.50%	12/01/21		115	118
Freddie Mac Gold Pool G01548
7.50%	07/01/32		237,287	292,428
Freddie Mac Gold Pool G01644
5.50%	02/01/34		66,511	76,317
Freddie Mac Gold Pool G02366
6.50%	10/01/36		52,064	61,695
Freddie Mac Gold Pool G08844
5.00%	10/01/48		605,402	661,185
Freddie Mac Gold Pool G12393
5.50%	10/01/21		6,864	6,945
Freddie Mac Gold Pool G12909
6.00%	11/01/22		34,527	35,926
Freddie Mac Gold Pool G13032
6.00%	09/01/22		10,746	10,988
Freddie Mac Gold Pool G15897
2.50%	09/01/31		34,734	36,742

14 / June 2020

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G16085
2.50%	02/01/32		$2,095,767	$2,227,350
Freddie Mac Gold Pool G16524
3.50%	05/01/33		93,916	100,529
Freddie Mac Gold Pool G16756
3.50%	01/01/34		2,011,883	2,140,351
Freddie Mac Gold Pool G18581
2.50%	01/01/31		40,738	42,787
Freddie Mac Gold Pool G18713
3.50%	11/01/33		61,254	64,457
Freddie Mac Gold Pool J06246
5.50%	10/01/21		2,574	2,606
Freddie Mac Pool RB5048
2.50%	05/01/40		3,458,665	3,615,181
Freddie Mac Pool RB5054
2.50%	06/01/40		1,762,870	1,842,645
Freddie Mac Pool SD7503
3.50%	08/01/49		6,692,150	7,220,526
Freddie Mac REMICS, Series 1602,
Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09%	10/15/23	[1]	8,111	8,740
Freddie Mac REMICS, Series 2174,
Class PN
6.00%	07/15/29		25,070	28,362
Freddie Mac REMICS, Series 3460,
Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
6.02%	06/15/38	[1]	1,030,033	221,779
Freddie Mac REMICS, Series 4030,
Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
6.43%	04/15/42	[1]	876,415	185,450
Ginnie Mae I Pool 782810
4.50%	11/15/39		722,279	811,668
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.25%	07/20/34	[1]	19,659	20,402
Ginnie Mae II Pool MA4454
5.00%	05/20/47		38,762	42,863
Ginnie Mae II Pool MA4511
4.00%	06/20/47		12,004	12,912
Ginnie Mae II Pool MA4588
4.50%	07/20/47		410,517	447,693
Ginnie Mae II Pool MA4589
5.00%	07/20/47		2,093,745	2,316,996
Ginnie Mae II Pool MA4838
4.00%	11/20/47		1,101,309	1,181,875

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4901
4.00%	12/20/47		$888,920	$953,948
Ginnie Mae II Pool MA5399
4.50%	08/20/48		1,323,234	1,424,004
Ginnie Mae II Pool MA5530
5.00%	10/20/48		17,302	18,866
Ginnie Mae II Pool MA6030
3.50%	07/20/49		495,960	511,875
Ginnie Mae II Pool MA6080
3.00%	08/20/49		216,966	225,211
Ginnie Mae II Pool MA6209
3.00%	10/20/49		3,607,213	3,749,434
Ginnie Mae Pool (TBA)
2.50%	07/20/50		3,325,000	3,500,342
3.00%	07/20/50		3,575,000	3,787,964
Ginnie Mae, Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
13.94%	11/26/23	[1]	14,003	16,193
UMBS (TBA)
2.00%	07/01/35		2,300,000	2,379,647
2.00%	08/01/35		1,275,000	1,316,836
2.00%	07/01/50		1,375,000	1,407,227
2.00%	08/01/50		2,075,000	2,119,620
2.50%	08/01/35		1,425,000	1,489,753
2.50%	07/01/50		8,625,000	8,992,236
2.50%	08/01/50		2,350,000	2,445,481
3.00%	08/01/35		165,000	173,302
3.00%	09/01/50		2,075,000	2,178,074
5.00%	07/01/50		1,700,000	1,857,191

				89,903,268

Total Mortgage-Backed
(Cost $163,589,840)				167,961,377

MUNICIPAL BONDS — 0.93%*
California — 0.17%
Los Angeles Department of Water & Power
Power System Revenue, Taxable Bonds,
Electric Light & Power Improvements,
Series C
5.52%	07/01/27		50,000	63,438
Los Angeles Unified School District, Build
America Taxable Bonds, School
Improvements, Series KR
5.75%	07/01/34		875,000	1,212,155
State of California, Build America Bonds,
School Improvements, General Obligation
7.95%	03/01/36		294	284

				1,275,877

June 2020 / 15

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
New York — 0.75%
Metropolitan Transportation Authority, Build
America Bonds, Transit Improvements
6.55%	11/15/31		$25,000	$31,176
New York City Transitional Finance Authority
Future Tax Secured Revenue Bonds, Public
Improvements, Series B-1
4.00%	08/01/38		800,000	904,488
New York City Transitional Finance Authority
Revenue, Future Tax Secured Revenue,
Qualified School Construction Bonds, School
Improvements, Series G-3
5.27%	05/01/27		1,465,000	1,814,945
New York State Dormitory Authority, Build
America Bonds, University & College
Improvements, Series D
5.50%	03/15/30		70,000	87,013
New York State Dormitory Authority,
Revenue Bonds, School Improvements,
Series A
5.00%	03/15/47		640,000	792,198
New York State Dormitory Authority, Taxable
Bonds, Transit Improvements, Series F
3.03%	02/15/33		1,245,000	1,345,534
New York State Environmental Facilities
Corp., Revenue Bonds, Water Utility
Improvements, Series B
4.00%	06/15/37		675,000	809,609

				5,784,963

Pennsylvania — 0.00%
Pennsylvania Economic Development
Financing Authority, Taxable Bonds,
University of Pittsburgh Medical Center,
Series B
3.20%	11/15/27		40,000	43,872

Washington — 0.01%
State of Washington, Build America Bonds,
Highway Improvements
5.04%	08/01/31		40,000	51,060

Total Municipal Bonds
(Cost $6,692,935)				7,155,772

U.S. AGENCY SECURITIES — 0.03%
U.S. Agency Securities — 0.03%
Resolution Funding Corp.
(Strip Principal) (PO)
0.00%	01/15/21	[8]	230,000	229,584

Total U.S. Agency Securities
(Cost $227,088)

U.S. TREASURY SECURITIES — 27.72%
U.S. Treasury Notes — 27.72%
U.S. Treasury Notes
0.13%	05/31/22		33,475,000	33,453,424

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
0.25%	05/31/25		$69,870,000	$69,793,580
0.25%	06/30/25		52,505,000	52,408,604
0.38%	04/30/25		30,490,000	30,625,776
U.S. Treasury Notes - Treasury Inflation
Indexed Notes
0.13%	04/15/25	[9]	6,650,420	6,979,824
0.25%	07/15/29	[9]	8,115,866	8,887,374
U.S. Treasury Notes (WI)
0.63%	05/15/30		10,665,000	10,637,088

Total U.S. Treasury Securities
(Cost $211,284,951)				212,785,670

Total Bonds – 92.04%
(Cost $690,793,223)				706,557,481

Issues			Shares	Value
COMMON STOCK — 0.00%
Electric — 0.00%
Homer City Holdings
LLC[6,10,11]			8,014	441

Total Common Stock
(Cost $457,400)

Issues	Maturity Date		Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 11.85%
Commercial Paper — 0.26%
Ford Motor Credit Co. LLC
3.20%[12]	10/08/20		2,000,000	1,983,457

Money Market Funds — 5.32%
Dreyfus Government Cash Management
Fund
8.42%[13]			37,935,000	37,935,000
Fidelity Investments Money Market Funds -
Government Portfolio
5.23%[13,14]			23,711	23,711
JPMorgan U.S. Government
Money Market Fund
7.20%[13]			2,860,000	2,860,000

				40,818,711

16 / June 2020

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills — 6.27%
U.S. Treasury Bills
0.16%[12]	11/27/20	$10,000,000	$9,993,378
0.16%[12]	12/03/20	15,000,000	14,990,635
0.18%[12]	12/10/20	5,000,000	4,996,569
0.27%[12,15]	09/10/20	1,159,000	1,158,714
1.53%[12]	07/16/20	5,000,000	4,999,755
1.53%[12]	07/23/20	5,000,000	4,999,656
1.55%[12]	08/06/20	7,000,000	6,999,230

			48,137,937

Total Short-Term Investments
(Cost $90,920,843)			90,940,105

Total Investments – 103.89%
(Cost $782,171,466)			797,498,027

Net unrealized appreciation on unfunded commitments 0.00%			608

Liabilities in Excess of Other
Assets – (3.89)%			(29,847,761)

Net Assets – 100.00%			$767,650,266

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2020.
[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $24,682, at an interest rate of 3.60% and a maturity of July 13, 2021.The investment is not accruing an unused commitment fee.

[6]	Non-income producing security.
[7]	Security is currently in default with regard to scheduled interest or principal payments.
[8]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2020.
[9]	Inflation protected security. Principal amount reflects original security face amount.
[10]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[11]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $441, which is 0.00% of total net assets.
[12]	Represents annualized yield at date of purchase.
[13]	Represents the current yield as of June 30, 2020.
[14]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $34.
[15]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $1,158,714.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PO): Principal only

(SOFR): Secured Overnight Financing Rate

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar (WI): When issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	385	09/30/20	$48,410,742	$119,887	$119,887
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond	283	09/21/20	(44,568,078)	(274,468)	(274,468)

TOTAL FUTURES CONTRACTS			$3,842,664	$(154,581)	$(154,581)

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the

June 2020 / 17

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

“Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

18 / June 2020

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2020 is as follows:

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$—	$1,983,457	$—	$1,983,457
Money Market Funds	40,818,711	—	—	40,818,711
U.S. Treasury Bills	48,137,937	—	—	48,137,937
Long-Term Investments:
Asset-Backed Securities	—	42,510,088	—	42,510,088
Bank Loans	—	9,908,460	—	9,908,460
Common Stock	—	—	441	441
Corporates	—	266,006,530	—	266,006,530
Mortgage-Backed	—	167,961,377	—	167,961,377
Municipal Bonds	—	7,155,772	—	7,155,772
U.S. Agency Securities	—	229,584	—	229,584
U.S. Treasury Securities	196,918,472	15,867,198	—	212,785,670

Other Financial Instruments *
Assets:
Interest rate contracts	119,887	—	—	119,887
Liabilities:
Interest rate contracts	(274,468)	—	—	(274,468)

Total	$285,720,539	$511,622,466	$441	$797,343,446

*Other financial instruments include futures. Interest rate contracts include futures.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

June 2020 / 19

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

For the period ended June 30, 2020, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

INTERMEDIATE BOND FUND	COMMON STOCK

Balance as of
April 1, 2020	$441
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3*	—
Transfers out of Level 3*	—

Balance as of
June 30, 2020	$441

* There were no transfers between level 2 and 3 for the period ended June 30, 2020.

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2020, are as follows:

INTERMEDIATE BOND FUND	FAIR VALUE AT 6/30/20	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Common Stock	$441	Third-party Vendor	Vendor Prices	$0.06	$0.06

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

COMMITMENTS AND CONTINGENCIES

The Intermediate Bond Fund had the following unfunded commitments and unrealized gain/(loss) by investment as of June 30, 2020

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN

Intelsat Jackson Holdings, Delayed-Draw Term Loan, 1st Lien (Luxembourg)	July 2021	$24,682	$608

20 /  June 2020